Deferred income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	€ 1,187	€ 1,375
Amounts received due to the appreciation of the dollar against the euro	(161)
Toll roads division [Member] | NTE mobility partners [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	373	429
Toll roads division [Member] | NTE mobility partners segments 3 LLC
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	188	216
Toll roads division [Member] | LBJ infrastructure group [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	441	510
Toll roads division [Member] | I77 mobility partners [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	177	205
Capital grants [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	1,186	1,372
Other deferred income [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	€ 1	€ 3